PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Future benefit payments for the pension benefit plans (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefit Plans | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 14
2019	19
2020	19
2021	18
2022	18
2023-2027	79
Pension Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	4
2019	5
2020	5
2021	6
2022	6
2023-2027	35
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	6
2019	5
2020	5
2021	4
2022	4
2023-2027	$ 15